Investment Strategy - O'Shaughnessy Market Leaders Value Fund	Nov. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes, including but not limited to, American Depositary Receipts (“ADRs”), preferred stocks, limited partnerships, and convertible securities. O’Shaughnessy Asset Management, LLC (the “Adviser”) employs a bottom-up, quantitative, factor-based approach to security selection based on research and analysis of historical data. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancing of the Fund’s portfolio. For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria. The Fund may from time to time emphasize investment in certain sectors of the market.
The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, low valuations, strong financial strength, conservative earnings reporting (earnings quality), strong earnings growth, market capitalization and volume. The Fund selects companies that offer a strong “shareholder yield” – the combination of dividend yield and the rate at which the company is buying back shares of its stock – at the time of initial purchase. While stocks often have both a strong dividend yield and a high rate of share repurchases, that may not always be the case. An individual stock may be deemed to be attractive even if its entire shareholder yield is generated from either dividends or share repurchases. Due to ongoing research, the Adviser may modify the characteristics utilized in the investment strategy, without prior notice to shareholders, in order to better achieve the investment objective.
The Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may invest up to 25% of its total assets in REITs or foreign real estate companies. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e., ADRs, European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).
The Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.
Strategy Portfolio Concentration [Text]	The Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may invest up to 25% of its total assets in REITs or foreign real estate companies. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e., ADRs, European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).The Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.